Equity - additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 18, 2018	Dec. 31, 2016	Oct. 29, 2014
Disclosure of classes of share capital [line items]
Value of shares authorised	€ 40,000,000
Number of shares reserved for issue under options and contracts for sale of shares				50,000,000		90,000,000
Par value per share (in euros per shares)	€ 0.01	€ 0.01
Equity	€ 28,675,000,000	€ 24,903,000,000	€ 21,008,000,000		€ 19,353,000,000
Number of shares outstanding (in shares)	1,976,461,041	1,959,559,330
Statutory reserve	€ 14,206,000,000	€ 13,842,000,000
Capital reserve	6,034,000,000	5,920,000,000
Retained earnings (accumulated deficit)	2,286,000,000	1,836,000,000
Net profit attributable to owners of the parent	6,622,000,000	3,608,000,000	3,491,000,000
Share capital
Disclosure of classes of share capital [line items]
Equity	€ 20,000,000	€ 19,000,000	€ 19,000,000		€ 19,000,000
Common shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	2,000,000,000
Par value per share (in euros per shares)	€ 0.01
Number of shares outstanding (in shares)	1,567,519,274	1,550,617,563
Special voting shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	2,000,000,000
Par value per share (in euros per shares)	€ 0.01
Number of shares outstanding (in shares)	408,941,767	408,941,767